Financial instruments, risk management and capital management (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial instruments, risk management and capital management
Cash and cash equivalents	$ 44,231,000	$ 100,333,000	$ 90,869,000	$ 15,818,000
Foreign exchange gain (loss)	(1,412,000)	2,923,000	$ 2,040,000
Current liabilities	14,941,000	21,954,000
Cash and Cash Equivalents and Current Investments	95,600,000
Credit risk
Financial instruments, risk management and capital management
Cash and cash equivalents	44,200,000	100,300,000
Credit risk | Euro
Financial instruments, risk management and capital management
SVB Deposits		32,000,000.0
Credit risk | Euro | SVB as First-Citizens Bank & Trust Company [member]
Financial instruments, risk management and capital management
Cash and cash equivalents	$ 0
Market risk
Financial instruments, risk management and capital management
Foreign currency exchange rate	7.4
Foreign exchange gain (loss)	$ (1,400,000)
Additional gain or loss recognized in profit or loss	$ 5,900,000
Increase in interest rate or currency rate	1.00%
Liquidity risk
Financial instruments, risk management and capital management
Current liabilities	$ 14,900,000
Cash and Cash Equivalents and Current Investments	95,600,000
Financial liabilities measured at amortized cost
Financial instruments, risk management and capital management
Financial liabilities	15,532,000	17,608,000
Financial liabilities measured at amortized cost | Borrowings
Financial instruments, risk management and capital management
Financial liabilities	5,282,000	4,640,000
Financial liabilities measured at amortized cost | Trade payables and other
Financial instruments, risk management and capital management
Financial liabilities	4,446,000	3,965,000
Financial liabilities measured at amortized cost | Accrued expenses and other current liabilities
Financial instruments, risk management and capital management
Financial liabilities	4,773,000	8,193,000
Financial liabilities measured at amortized cost | Lease liabilities
Financial instruments, risk management and capital management
Financial liabilities	1,031,000	810,000
Financial assets measured at amortized cost
Financial instruments, risk management and capital management
Financial assets	97,349,000	136,931,000
Financial assets measured at amortized cost | Cash and cash equivalents
Financial instruments, risk management and capital management
Financial assets	44,231,000	100,333,000
Financial assets measured at amortized cost | Investments
Financial instruments, risk management and capital management
Financial assets	51,340,000	32,535,000
Financial assets measured at amortized cost | Other non-current assets and security deposits
Financial instruments, risk management and capital management
Financial assets	319,000	809,000
Financial assets measured at amortized cost | Receivables and other
Financial instruments, risk management and capital management
Financial assets	$ 1,459,000	$ 3,254,000